Capital and Reserves - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2025		Feb. 28, 2025	Dec. 31, 2024	Aug. 31, 2024	Jun. 30, 2024	[2]	Dec. 31, 2023
Capital and Reserves [Line Items]
Issued capital	€ 65,987,000	[1]		€ 55,243,000
Number of shares outstanding	350,169,438
Par value per share	€ 0.25		€ 0.37		€ 1.24
Amount of offset of losses against share premium	€ 531,113,000
Additional amount of offset of losses against share premium	11,859,000
Accumulated deficit	(63,770,000)	[1]		(569,175,000)
Reserve of share based payments	19,953,000			22,626,000
Foreign currency translation reserve	(2,989,000)	[1]		12,784,000
Equity	36,138,000	[1]		62,578,000		€ 97,599,000		€ 149,811,000
Capitalized development costs	62,630,000			66,308,000
ARES and Coil [Member]
Capital and Reserves [Line Items]
Equity	802,000			€ 738,000
Albert Buettner GmbH [Member]
Capital and Reserves [Line Items]
Reversal of ABL put option liability	11,429
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 39,234,000
Number of shares outstanding	326,898,645
Par value per share	€ 0.12
Common stock, voting rights	Class A Shares provide holders with one (1) vote per share.
Class B Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 16,201,000
Number of shares outstanding	13,500,793
Par value per share	€ 1.2
Common stock, voting rights	Class B Shares provide holders with ten (10) votes per share
Class C Ordinary Shares [Member]
Capital and Reserves [Line Items]
Issued capital	€ 10,552,000
Number of shares outstanding	9,770,000
Par value per share	€ 1.08
Common stock, voting rights	Class C Shares provide holders with nine (9) votes per share

[1]	Unaudited
[2]	Unaudited